Derivative Instruments - Schedule of Derivative Instruments in Cash Flow Hedging Relationship on Other Comprehensive Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative [Line Items]
Total	$ 2,733	$ 2,857
Forward contracts [Member]
Derivative [Line Items]
Total	733	727
Option contracts [Member]
Derivative [Line Items]
Total	$ 2,000	$ 2,130